Debt, Finance Lease Obligations and Other Notes Payable - Reconciliation of long-term debt and finance lease obligations arising from financing activities (Details) $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Finance cost		$ (10,566,966)	$ (9,245,671)	$ (11,031,585)
Expense on Senior Notes prepayment			(158,496)
Cash in financing activities, Proceeds			5,973,000	5,728,498
Repayments of borrowings		(307,489)	(851,659)	(73,850)
Principal amount		123,124,638
Revolving credit facility
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Principal amount	$ 618
Term of debt instrument	3 years
Total debt and lease obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period		129,173,671	134,680,032
New Debt			10,500,000
Payments		(847,937)	(11,663,870)
New Debt		(208,828)
Foreign Exchange Income		(126,226)	(4,376,331)
Interest		34,246	33,840
Balance at end of the period		128,442,582	129,173,671	134,680,032
Cash in financing activities, Proceeds			10,449,958
Repayments of borrowings			(11,822,366)
Debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period		123,550,897	128,288,206
New Debt			10,500,000
Payments		(307,489)	(11,094,159)
Foreign Exchange Income		(118,770)	(4,143,150)
Balance at end of the period		123,124,638	123,550,897	128,288,206
Finance cost			(50,042)
Satellite transponder lease obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period		4,938,049	5,522,565
Payments		(360,820)	(351,335)
Foreign Exchange Income		(7,456)	(233,181)
Balance at end of the period		4,569,773	4,938,049	5,522,565
Finance lease obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period		684,725	869,261
Payments		(179,628)	(218,376)
New Debt		(208,828)
Interest		34,246	33,840
Balance at end of the period		$ 748,171	$ 684,725	$ 869,261